Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer
Impairments of investments		$ 0	$ 0	$ 0
Equity Method Investments	[1]	13,194	28,924
Impairment long lived asset held for use		0	0	0
Impairment of intangible assets finite lived		0	0	0
Goodwill impairment loss		0	0	0
Additional Paid-in Capital [Member]
Equity Method Investments		$ 0	$ 0	$ 0
Customer Concentration Risk [Member] | Major Customer Related Party Two [Member]
Number of customers related parties over net sales ten percent benchmark | customer			2
Customer Concentration Risk [Member] | Major Customer Related Party Three [Member]
Number of customers related parties over net sales ten percent benchmark | customer				3
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of other customers over net sales ten percent benchmark | customer		0	0	0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Major Customer Related Party One [Member]
Concentration risk percentage		17.00%	27.10%	35.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Major Customer Related Party Two [Member]
Concentration risk percentage		10.50%	12.30%	17.30%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Major Customer Related Party Three [Member]
Concentration risk percentage				11.50%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Major Customer One [Member]
Concentration risk percentage				13.50%
Number of other customers over net sales ten percent benchmark | customer				1

[1]	Equity method investments in Platform Ventures with a carrying value of zero as of December 31, 2021 and 2020 were excluded from the table above.